Operating expenses (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Employee benefit expenses	£ (81,750)	£ (70,965)	£ (153,657)	£ (141,175)
Depreciation - property, plant and equipment (note 13)	(3,167)	(3,133)	(6,466)	(6,273)
Depreciation - right-of-use assets (note 14)	(426)	(404)	(848)	(808)
Depreciation - investment properties (note 15)	(70)	(89)	(135)	(187)
Amortization (note 16)	(32,459)	(31,257)	(64,002)	(63,444)
Other operating expenses	(20,787)	(25,405)	(37,024)	(55,787)
Total operating expenses	£ (138,659)	£ (131,253)	£ (262,132)	£ (267,674)